Cash and cash equivalents (Details) - USD ($) $ in Thousands	Oct. 31, 2018	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015
Cash and cash equivalents [Abstract]
Cash at bank and in hand	$ 387,115	$ 146,832
Short-term bank deposits	236,687	4,151
Cash equivalents	623,802	150,983	$ 667,178
Reclassification to current assets classified as held for sale	(2,906)	0	0
Cash and cash equivalents	$ 620,896	$ 150,983	$ 667,178	$ 241,324